OTHER NON-CURRENT ASSETS (Other Non-Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Long-term prepaid expenses	$ 966	$ 587
Rental deposits	125	129
Others		13
Total other non-current assets	$ 1,091	$ 729